Other comprehensive income	12 Months Ended
Dec. 31, 2019
Other comprehensive income
Other comprehensive income

22. Other comprehensive income

	2019			2018			2017
EURm	Gross	Tax	Net	Gross	Tax	Net	Gross	Tax	Net
Pension remeasurements
Remeasurements of defined benefit plans	414	(95)	319	388	(90)	298	723	(58)	665
Net change during the year	414	(95)	319	388	(90)	298	723	(58)	665
Translation differences
Exchange differences on translating foreign operations	259	–	259	443	1	444	(1 831)	1	(1 830)
Transfer to income statement	1	–	1	(42)	–	(42)	12	–	12
Net change during the year	260	–	260	401	1	402	(1 819)	1	(1 818)
Net investment hedges
Net investment hedging (losses)/gains	(58)	12	(46)	(79)	16	(63)	440	(88)	352
Transfer to income statement	–	–	–	6	(1)	5	–	–	–
Net change during the year	(58)	12	(46)	(73)	15	(58)	440	(88)	352
Cash flow and other hedges
Net fair value (losses)/gains	(64)	13	(51)	(44)	8	(36)	129	(26)	103
Transfer to income statement	62	(12)	50	(9)	2	(7)	(94)	19	(75)
Net change during the year	(2)	1	(1)	(53)	10	(43)	35	(7)	28
Financial assets at fair value through other comprehensive income(1)
Net fair value losses	(126)	25	(101)	(144)	28	(116)	–	–	–
Transfer to income statement on impairment	40	(8)	32	33	(8)	25	–	–	–
Transfer to income statement on disposal	94	(19)	75	66	(13)	53	–	–	–
Net change during the year	8	(2)	6	(45)	7	(38)	–	–	–
Available-for-sale investments(1)
Net fair value gains	–	–	–	–	–	–	19	(1)	18
Transfer to income statement on impairment	–	–	–	–	–	–	14	(1)	13
Transfer to income statement on disposal	–	–	–	–	–	–	(121)	4	(117)
Net change during the year	–	–	–	–	–	–	(88)	2	(86)
Other increase/(decrease), net	–	–	–	1	–	1	(1)	–	(1)
Total	622	(84)	538	619	(57)	562	(710)	(150)	(860)

(1)Related to the adoption of IFRS 9, Financial Instruments, in 2018, investments in unlisted private equity shares, technology-related publicly quoted shares and unlisted venture funds that were classified as available-for-sale investments are classified as fair value through profit and loss. Certain current financial investments, customer or vendor related loan receivables and trade receivables are classified as fair value through other comprehensive income under IFRS 9, Financial Instruments.